Financial Instruments and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Fair Value [Line Items]
Variable interest rate	4.25%
Weighted estimate, amount	$ 82,500,000
Fair-value adjustments total charges	10,000,000
Financial expense	9,400,000
Operating expense	$ (461,000)	$ 559,000	$ 1,161,000
Percentage of discount rate	12.83%
Percentage of volatility	72.99%
Liability	$ 66,154,000	$ 55,864,000
Warrants	5 years	5 years	5 years
Share price (in Dollars per share)	$ 3.94
Strike price (in Dollars per share)	$ 5.265
Financial liability	$ 2,200,000
Increase [Member]
Financial Instruments and Fair Value [Line Items]
Percentage of volatility	10.00%
Liability	$ 102,000
Decrease [Member]
Financial Instruments and Fair Value [Line Items]
Percentage of volatility	10.00%
Liability	$ 65,000
Innovatus Debt Facility [Member]
Financial Instruments and Fair Value [Line Items]
Variable interest rate	4.00%
GPS [Member]
Financial Instruments and Fair Value [Line Items]
Operating expense	$ 600,000
Novio Gendix [Member]
Financial Instruments and Fair Value [Line Items]
Fair-value adjustments total charges	16,000
Financial expense	53,000
Operating expense	$ 37,000	$ 632,000
Percentage of discount rate	12.83%
MDXHEALTH INC.[Member]
Financial Instruments and Fair Value [Line Items]
Fair value measurement	$ 192,000
Acquire shares	$ 1,000,000
MDxHealth [Member] | Increase [Member]
Financial Instruments and Fair Value [Line Items]
Percentage of volatility	10.00%
Liability	$ 253,000
MDxHealth [Member] | Decrease [Member]
Financial Instruments and Fair Value [Line Items]
Percentage of volatility	10.00%
Liability	$ 277,000
PPP Loans [Member]
Financial Instruments and Fair Value [Line Items]
Interest rate percentage	1.00%